LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
Schedule Of Long-term Investments
LONG-TERM INVESTMENTS

9. LONG-TERM INVESTMENTS

The Group’s long-term investments consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB

Equity method investments (a)	72,111	105,528
Equity securities accounted for under measurement alternative (b)	227,371	220,981
Equity securities with readily determinable fair values (c)	114,843	37,650
Total long-term investments	414,325	364,159

Major investments made by the Company during the years ended December 31, 2021, 2022 and 2023 are summarized as follows:

(a)	Equity method investments

The Group’s equity method investments are investments in limited partnership funds as a limited partner and in limited liability companies. In 2022, total cash consideration of RMB 50,000 and US$ 1 million (equivalent to RMB 6,367) were invested to certain funds. In 2023, additional consideration of RMB 30,000 and US$ 1.5 million (equivalent to RMB 10,770) were invested to the funds. As of December 31, 2022 and 2023, the carrying amount of investments in limited partnership funds are RMB 55,442 and RMB 96,904, respectively. Investments in limited liability companies are individually immaterial for the periods presented. The Group’s proportionate share of equity investee’s net loss or earnings for the years ended December 31, 2022 and 2023 were recorded in equity in loss of affiliates, net of tax.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

9. LONG-TERM INVESTMENTS (CONTINUED)

(b)	Equity securities accounted for under measurement alternative

The investments accounted for under measurement alternative mainly represent the Group’s equity investment over which the Group is not able to exercise significant influence in the form of ordinary shares of the investee and investment in a limited partnership fund as a limited partner with so minor interest.

i) Change from equity method investment to equity securities accounted for under measurement alternative

The Group previously accounted for the investment in the investee A using equity method. In 2021, Yunji disposed of the investment in investee A with a gain of RMB 110.5 million recorded in other non-operating income/(loss), net (Note 18), and injected the same amount of consideration into the parent holding company of investee A (“the Enlarged A Group”). Yunji’s share of equity interest was 2.26% without board seat. Since Yunji lost significant influence, the Company recorded the new investment in the Enlarged A Group under measurement alternative.

In November 2021, with a new series of external financing of the enlarged A Group, the Company remeasured its investment to fair market value and recorded the unrealized changes in fair value with a gain of RMB 79,541 in financial income/(loss), net in the Consolidation Statements of Comprehensive Income/(Loss) based on the new investors’ purchase price.

In July 2022, with a new series of external financing of the investee B, the Company remeasured its investment to fair market value and recorded the unrealized changes in fair value with a gain of RMB 6,475 in financial income/(expense), net in the Consolidation Statements of Comprehensive Income/(Loss) based on the new investors’ purchase price.

ii) Investment in the limited partnership fund

The initial investment in the limited partnership fund was RMB 20,000 as of December 31, 2022, and during the year ended December 31, 2023 RMB 248 was withdrawn from this fund.

iii) Impairment of equity securities accounted for under measurement alternative

As of December 31, 2022 and 2023, there were RMB 5,700 and RMB 9,427 impairment on these investments, primarily due to business deterioration as a result of macroeconomic changes.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

9. LONG-TERM INVESTMENTS (CONTINUED)

(c)	Equity securities with readily determinable fair values

Investment in GXG, Tencent and Meituan

In May 2019, the Group purchased 22,740,000 ordinary shares of a Hong Kong listed Company - GXG (1817. HK) - with a total consideration of US$ 13 million, and recorded its investment in GXG with initial cost of US$ 13 million (equivalent to approximately RMB 89,517).

In February 2021, the Group purchased 106,600 and 55,000 ordinary shares of two Hong Kong listed Company- Meituan (3690. HK) and Tencent (0700. HK) – with a total consideration of HKD$ 77.3 million (equivalent to approximately RMB 65,065).

As of December 31, 2022 and 2023, based on the market price, the Group re-measured the investments at a fair value of RMB 114,843 and RMB 37,650, respectively, and recorded the unrealized changes in fair value with a loss of RMB 32,902 and a loss of RMB 78,739 in financial income/(expense), net, in the Consolidation Statements of Comprehensive Income/(Loss) for years ended December 31, 2022 and 2023, respectively.